Income Taxes - Deferred tax assets (liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024
Income Taxes
Deferred tax assets (liabilities)	$ 12,776	$ (1,233)	$ (7,538)
Unrecognized deferred tax assets	(34,575)	(23,656)	(18,332)
Net deferred income tax liabilities	(21,799)	(24,889)	(25,870)
CANADA
Income Taxes
Net deferred income tax liabilities	61,000
UNITED STATES
Income Taxes
Net deferred income tax liabilities	107,000
Non capital loss carryforwards indefinite	94,600
Non capital loss carryforwards expiring	$ 12,400
Net operating loss utilization limitation percentage	80.00%
Non-capital loss carry forwards
Income Taxes
Deferred tax assets (liabilities)	$ 42,649	22,220	20,131
Investment in Smackover Lithium
Income Taxes
Deferred tax assets (liabilities)	(50,717)	(37,625)	(38,387)
Investment in joint ventures
Income Taxes
Deferred tax assets (liabilities)	(50,700)	(37,600)	(38,400)
Exploration and evaluation assets
Income Taxes
Deferred tax assets (liabilities)	5,506	5,506
Capital assets
Income Taxes
Deferred tax assets (liabilities)	12,134	7,245	7,468
Research and development tax credits
Income Taxes
Deferred tax assets (liabilities)	1,777	2,217	2,147
Share issuance costs
Income Taxes
Deferred tax assets (liabilities)	2,333	674	879
Lease liability
Income Taxes
Deferred tax assets (liabilities)	66	125	189
Mineral property interests
Income Taxes
Deferred tax assets (liabilities)	(972)	(1,595)	35
Tax losses, research and development tax credits and other temporary differences | UNITED STATES
Income Taxes
Deferred tax assets (liabilities)	$ 28,800	$ 12,700	$ 11,500